Vanguard Global ESG Select Stock Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Global ESG Select Stock Fund	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize returns while having greater exposure to companies with attractive environmental, social, and governance characteristics.